GENERAL (Details Textual) ₪ in Thousands, $ in Thousands		1 Months Ended	12 Months Ended
	Apr. 09, 2014 ILS (₪)	Jul. 31, 2015 ILS (₪)	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013	Oct. 07, 2016	Sep. 09, 2014 USD ($)	May 31, 2014	Jan. 15, 2014	Jan. 14, 2014	Oct. 14, 2013	Oct. 13, 2013	Dec. 31, 2012
Business Acquisition [Line Items]
Related Party Transaction, Amounts of Transaction			$ 106	$ 52	$ 45
Asset Impairment Charges			0	917	158
Income Tax Expense (Benefit)			1,845	1,131	$ (8,849)
Percentage of Projected Net Cash Flow Discount					14.00%
Percentage Of Projected Net Cash Flow Long Term Growth Rate					3.00%
Goodwill, Impairment Loss			0	$ 758	$ 528
Projected Future Cash Flow Years				5 years	5 years
Discount Rate For Cash Flows				25.00%
Long Term Growth Rate				7.10%
Shagrir Group [Member]
Business Acquisition [Line Items]
Percentage Of Ownership Interest Sold In Subsidiary		62.31%
Convertible Share Holders Loan Transferred To Ownership Interest Acquirer | ₪		₪ 11,350
Credit Line Guarantees Assumed By Acquirer As Consideration For Ownership Interest Sold In Subsidiary | ₪		1,300
Other Third Party Obligations Assumed By Acquirer As Consideration For Ownership Interest Sold In Subsidiary | ₪		₪ 11,370
Impairment of intangible and tangible assets [Member]
Business Acquisition [Line Items]
Goodwill, Impairment Loss				$ 758
ERP System and Motor Vehicles [Member]
Business Acquisition [Line Items]
Asset Impairment Charges					$ 594
Pointer Brazil [Member]
Business Acquisition [Line Items]
Percentage of share capital held, parent													48.80%
Noncontrolling Interest, Ownership Percentage by Parent									100.00%
Percentage of share capital transferred												51.20%
Percentage of share capital after transfer						100.00%
Shagrir Systems Limited [Member]
Business Acquisition [Line Items]
Percentage of share capital held, parent										45.50%	54.48%
Business Combination, Consideration Transferred			$ 7,800
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares | shares			994,357
Related Party Transaction, Amounts of Transaction				683
Income Tax Expense (Benefit)			$ 8,831
Debt Instrument, Interest Rate Terms	7%
Convertible Debt | ₪	₪ 3,000
Due to Related Parties				$ 200
Pointer Argentina [Member]
Business Acquisition [Line Items]
Percentage of share capital held, parent			93.00%
Pointer Mexico [Member]
Business Acquisition [Line Items]
Percentage of share capital held, parent			100.00%
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares | shares			81,081
Percentage of share capital held, other			26.00%
CAR 2 GO Ltd [Member]
Business Acquisition [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent														0.00%
Global Telematics S.A. Proprietary Limited [Member]
Business Acquisition [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent								100.00%
Business Acquisition Fair Value Of Consideration Transferred								$ 1,000
Cielo Telecom Ltd [Member]
Business Acquisition [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent							100.00%